ORDINARY SHARES	12 Months Ended
Dec. 31, 2013
ORDINARY SHARES
ORDINARY SHARES

12. ORDINARY SHARES

On January 27, 2004, the Company issued 100 ordinary shares to a founder at USD0.01 per share when the Company was incorporated.

For the years ended December 31, 2011, 2012 and 2013, the Company used USD 17,912 and repurchased 2.1 million of its ADSs (12.5 million ordinary shares), see note 16 for details.

On March 22, 2012, in connection with the Coolsand IP acquisition, the Company issued 15 million ordinary shares as part of the purchase consideration to Coolsand (Note 8).

As of December 31, 2012 and 2013, the Company was authorized to issue a maximum number of 294 million ordinary shares, respectively, at a par value of USD 0.01 per share with the number of issued and outstanding shares of 278,597,522 and 278,514,322, respectively.